Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Values of Derivatives, Convertible Notes at beginning	$ 1,203	$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value		(206)
Fair Values of Derivatives, Convertible Notes Additions		3,583
Fair Values of Derivatives, Convertible Notes Redemptions		(4,580)
Fair Values of Derivatives, Convertible Notes at end			$ 1,203
Fair Values of Warrants (assumed from subsidiary) Change in fair value		(3)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Embedded Put Option, Change in fair value		(220)
Embedded Put Option, Additions		172
Embedded Put Option, Redemptions		(328)
FaceBank Group, Inc Pre-Merger [Member]
Fair Values of Derivatives, Convertible Notes at beginning	1,203	1,203	1,018
Fair Values of Derivatives, Convertible Notes Change in fair value	(200)		(678)
Fair Values of Derivatives, Convertible Notes Additions	689		863
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end	1,692		1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	24	24	4,528
Fair Values of Warrants (assumed from subsidiary) Change in fair value	15		(4,504)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end			24
Profits interest at beginning	1,971	1,971
Profits interest Change in fair value			198
Profits interest Additions			1,773
Profits interest Redemptions
Profits interest at end			1,971
Embedded Put Option, at beginning	376	$ 376
Embedded Put Option, Change in fair value	(97)		(137)
Embedded Put Option, Additions	172		589
Embedded Put Option, Redemptions	(62)		(76)
Embedded Put Option, at end	$ 389		$ 376